Revenue - Summary of revenue recognized in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 11,355	$ 3,640
Payment in advance of services [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	7,695	1,854
Advance billings [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	3,168	1,560
Others [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 492	$ 226